Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Shares Subscription Receivables	Additional Paid-in Capital	Retained Earnings	Accumulated other Comprehensive Loss	Total
Balance at Dec. 31, 2024	$ 4,180	$ 1,020	$ (5,200)	$ 392,356	$ 21,855,065	$ (1,498,270)	$ 20,749,151
Balance (in Shares) at Dec. 31, 2024	41,796,040	10,203,960
Net income					3,826,300		3,826,300
Foreign currency translation adjustment						703,331	703,331
Balance at Jun. 30, 2025	$ 4,180	$ 1,020	(5,200)	392,356	25,681,365	(794,939)	25,278,782
Balance (in Shares) at Jun. 30, 2025	41,796,040	10,203,960
Balance at Dec. 31, 2025	$ 4,410	$ 1,020	(5,200)	10,220,329	33,666,679	(2,066,112)	41,821,126
Balance (in Shares) at Dec. 31, 2025	44,096,040	10,203,960
Issuance of shares and warrants net of offering costs	$ 173			11,825,340			11,825,513
Issuance of shares and warrants net of offering costs (in Shares)	1,733,333
Net income					4,492,677		4,492,677
Foreign currency translation adjustment						(1,466,624)	(1,466,624)
Balance at Jun. 30, 2026	$ 4,583	$ 1,020	$ (5,200)	$ 22,045,669	$ 38,159,356	$ (3,532,736)	$ 56,672,692
Balance (in Shares) at Jun. 30, 2026	45,829,373	10,203,960